SHAREHOLDERS' EQUITY - Preferred Stock Shares (Details)	Dec. 31, 2020 $ / shares shares
Stockholders' Equity Note [Abstract]
Preferred shares, shares authorized	5,000,000
Preferred shares, par value | $ / shares	$ 0.0001
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0